JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 2.6%
Howmet Aerospace, Inc.	1,577	309,547
Northrop Grumman Corp.	1,014	617,804
		927,351
Automobiles — 1.6%
Tesla, Inc. *	1,307	581,358
Banks — 3.6%
US Bancorp	5,467	264,207
Wells Fargo & Co.	11,909	998,199
		1,262,406
Biotechnology — 2.8%
AbbVie, Inc.	2,395	554,623
Regeneron Pharmaceuticals, Inc.	383	215,004
Vertex Pharmaceuticals, Inc. *	606	237,273
		1,006,900
Broadline Retail — 4.1%
Amazon.com, Inc. *	6,605	1,450,310
Building Products — 2.1%
Carrier Global Corp.	4,616	275,579
Trane Technologies plc	1,099	463,712
		739,291
Capital Markets — 3.7%
Ameriprise Financial, Inc.	715	351,142
Blackstone, Inc.	3,354	572,988
Morgan Stanley	2,382	378,679
		1,302,809
Construction Materials — 1.9%
Vulcan Materials Co.	2,167	666,480
Consumer Finance — 2.3%
American Express Co.	2,437	809,502
Consumer Staples Distribution & Retail — 2.1%
Walmart, Inc.	7,256	747,785
Electric Utilities — 3.3%
Entergy Corp.	2,071	193,010
NextEra Energy, Inc.	7,240	546,532
Southern Co. (The)	4,449	421,678
		1,161,220
Electrical Equipment — 1.4%
Eaton Corp. plc	1,374	514,142
Energy Equipment & Services — 2.6%
Baker Hughes Co., Class A	19,047	927,949
Entertainment — 2.1%
Walt Disney Co. (The)	6,473	741,175

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 2.7%
Mastercard, Inc., Class A	1,707	971,261
Food Products — 1.2%
Mondelez International, Inc., Class A	6,821	426,101
Health Care Equipment & Supplies — 3.8%
Edwards Lifesciences Corp. *	5,190	403,616
Medtronic plc	5,117	487,381
Stryker Corp.	1,257	464,519
		1,355,516
Hotels, Restaurants & Leisure — 3.4%
Chipotle Mexican Grill, Inc., Class A *	4,399	172,395
Marriott International, Inc., Class A	1,061	276,398
McDonald's Corp.	2,447	743,544
		1,192,337
Industrial REITs — 0.6%
Prologis, Inc.	1,869	214,045
Insurance — 3.7%
Arthur J Gallagher & Co.	2,276	704,964
Progressive Corp. (The)	1,309	323,253
Travelers Cos., Inc. (The)	1,025	286,332
		1,314,549
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A	5,876	1,428,412
Meta Platforms, Inc., Class A	1,714	1,258,854
		2,687,266
Machinery — 1.0%
Deere & Co.	775	354,519
Pharmaceuticals — 1.5%
Eli Lilly & Co.	719	548,828
Semiconductors & Semiconductor Equipment — 14.5%
ASML Holding NV (Registered), NYRS (Netherlands)	300	290,251
Broadcom, Inc.	2,308	761,300
NVIDIA Corp.	17,526	3,270,052
NXP Semiconductors NV (Netherlands)	3,547	807,759
		5,129,362
Software — 13.1%
Intuit, Inc.	610	416,989
Microsoft Corp.	6,036	3,126,522
Oracle Corp.	2,310	649,640
ServiceNow, Inc. *	510	469,071
		4,662,222
Specialty Retail — 2.5%
Lowe's Cos., Inc.	3,533	887,806

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	10,299	2,622,406
Trading Companies & Distributors — 0.4%
United Rentals, Inc.	131	124,991
Total Common Stocks (Cost $18,678,496)		35,329,887
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b) (Cost $82,932)	82,898	82,931
Total Investments — 99.8% (Cost $18,761,428)		35,412,818
Other Assets in Excess of Liabilities — 0.2%		72,677
NET ASSETS — 100.0%		35,485,495

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$35,412,818	$—	$—	$35,412,818

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$247,623	$3,954,381	$4,119,087	$29	$(15)	$82,931	82,898	$2,017	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.